Financial Instruments, Risk Management and Capital Management	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Financial Instruments, Risk Management and Capital Management
26. FINANCIAL INSTRUMENTS, RISK MANAGEMENT AND CAPITAL MANAGEMENT
26.1 Financial assets and financial liabilities
The following table shows the carrying amounts of financial assets and financial liabilities. The Group does not hold any financial assets and financial liabilities other than those measured at amortized cost. Management assessed that the carrying values of the Group’s financial assets and financial liabilities measured at amortized cost are a reasonable approximation of their fair values.

	December 31, 2020	December 31, 2019
Financial assets measured at amortized cost
Cash and cash equivalents (note 18)	103,702	3,003
Accounts receivable (note 17)	3,405	2,743
Security deposits	332	213
Other financial assets	111	—

Total financial assets	107,550	5,959

Financial liabilities measured at amortized cost
Trade and other payables (note 21)	42,623	21,242
Lease liabilities (note 15)	15,490	9,609
Borrowings (note 20)	9,448	4,116
Accrued expenses (note 22)	1,677	907

Total financial liabilities	69,238	35,874

26.2 Financial risk management
In common with all other businesses, the Group is exposed to risks that arise from its use of financial instruments. The Group has exposure to the following risks arising from financial instruments: market risk, credit risk and liquidity risk.
There have been no substantive changes in the Group’s exposure to financial instrument risks, its objectives, policies and processes for managing those risks or the methods used to measure them from previous periods.
26.2.1 Market risk
Market risk is the risk that the fair value of future cash flows of a financial instrument will fluctuate because of changes in market prices. Market risk, which mostly impacts the Group, comprises two types of risk: interest rate risk and currency risk. Financial instruments affected by market risk include cash and cash equivalents, accounts receivable and trade and other payables.
The Group does not enter into any derivative financial instruments to manage its exposure to foreign currency risk and interest rate risk.
Interest rate risk
Interest rate risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market interest rates. The Group’s exposure to the risk of changes in market interest rates is currently limited as the Group manages its interest risk having all its cash deposits and its borrowings at fixed rates of interest.

Foreign currency risk
Foreign currency risk is the risk that the fair value or future cash flows of an exposure will fluctuate because of changes in foreign exchange rates. The Group’s exposure to the risk of changes in foreign exchange rates relates primarily to the Group’s operating activities (when revenue or expense is denominated in a foreign currency).
The carrying amounts of the Group’s foreign currency denominated monetary assets and monetary liabilities at the end of the reporting period are as follows:

	USD denominated		EUR denominated
	2020	2019	2020	2019
Assets	68,224	148	58	34
Liabilities	(314)	(32)	(94)	(27)

Net position	67,910	116	(36)	7

The Group keeps part of its cash and cash equivalents in USD and EUR interest-bearing accounts to manage against the risk of RUB decline or devaluation, and also to match its foreign currency liabilities.
Foreign currency sensitivity
The following table demonstrates the sensitivity to a reasonably possible change in the USD and EUR exchange rates, with all other variables held constant. The table provides information about the impact on the Group’s profit before tax due to changes in the fair value and future cash flows of monetary assets and liabilities. The Group’s exposure to foreign currency changes for all other currencies is not material.

	Change in foreign exchange rates	Effect on profit before tax
Year ended December 31, 2020
USD	+30%/-30%	20,373/(20,373)
EUR	+30%/-30%	(11)/11
Year ended December 31, 2019
USD	+30%/-30%	35/(35)
EUR	+30%/-30%	2/(2)
26.2.2 Credit risk
Credit risk is the risk that a counterparty will not meet its obligations under a financial instrument or customer contract, leading to a financial loss. The Group is exposed to credit risk from its operating activities (primarily accounts receivable) and from its cash and cash equivalents held with banks.
Accounts receivable
The Group’s accounts receivable mainly consist of amounts due from vendors (advertising services, rebates and subsidies). Accounts receivable owed by vendors have low credit risk because the debtors have a strong capacity to meet their contractual cash flow obligations in the near term.
The table below reflects the allowance for expected credit losses of accounts receivable by customer types:

	December 31, 2020	December 31, 2019
Cash collectors	20	66
Others	26	17

Total allowance for expected credit losses	46	83

Generally, accounts receivable are
written-off
if past due for more than three years. The maximum exposure to credit risk at the reporting date is the carrying value of accounts receivable disclosed in note 17.
Cash and cash equivalents
The Group held cash and cash equivalents of 103,702 at December 31, 2020 (2019: 3,003). The cash and cash equivalents are primarily held with banks, which are rated not less than
BBB-
to BBB, based on Standard & Poor’s and Fitch ratings. As at December 31, 2020, the Group held over 99% of its cash and cash equivalents with banks having external credit ratings of
BBB-/BBB
(2019: 97%).
Impairment on cash and cash equivalents has been measured on a
12-month
expected loss basis and reflects the short maturities of the exposures. The Group considers that its cash and cash equivalents have low credit risk based on the external credit ratings of the counterparties. No impairment allowance was recognized at December 31, 2020 (2019: nil).
26.2.3 Liquidity risk
Liquidity risk is the risk that the Group will not be able to settle all liabilities as they fall due. The Group manages liquidity risk by maintaining adequate reserves, banking facilities and reserve borrowing facilities by continuously monitoring forecasts and actual cash flows and matching the maturity profiles of financial assets and liabilities.
The table below summarizes the maturity profile of the Group’s financial liabilities based on contractual undiscounted payments:

	On demand	Within 1 year	1 to 3 years	3 to 5 years	> 5 years	Total
2020
Trade and other payables	—	42,545	78	—	—	42,623
Borrowings	—	7,582	1,121	572	1,521	10,796
Lease liabilities	—	4,763	7,637	4,845	2,865	20,110
Accrued expenses	—	1,677	—	—	—	1,677

Total financial liabilities	—	56,567	8,836	5,417	4,386	75,206

	On demand	Within 1 year	1 to 3 years	3 to 5 years	> 5 years	Total
2019
Trade and other payables	—	21,242	—	—	—	21,242
Borrowings	3,840	110	166	—	—	4,116
Lease liabilities	—	2,737	5,042	3,183	1,613	12,575
Accrued expenses	—	907	—	—	—	907

Total financial liabilities	3,840	24,996	5,208	3,183	1,613	38,840

26.3 Changes in liabilities arising from financing activities
The table below details changes in the Group’s liabilities arising from financing activities, including both cash and non-cash
changes. Liabilities arising from financing activities are those for which cash flows were, or future cash flows will be, classified in the Group’s consolidated statements of cash flows as cash flows from financing activities.

	January 1, 2020	Financing cash flows	Leases (non-cash)	Conversion of the loan into equity	Other	December 31, 2020
Borrowings	4,116	8,212	—	(3,594)	714	9,448
Lease liabilities	9,609	(2,296)	8,122	—	55	15,490

	13,725	5,916	8,122	(3,594)	769	24,938

	January 1, 2019	Financing cash flows	Leases (non-cash)	Other	December 31, 2019
Borrowings	409	3,603	—	104	4,116
Lease liabilities	5,333	(867)	5,143	—	9,609

	5,742	2,736	5,143	104	13,725

The ‘Other’ column includes the effect of accrued but not yet paid interest on the Group’s borrowings and lease liabilities. The Group classifies interest paid as cash flows from operating activities.
26.4 Capital management
The Group manages its capital to ensure that companies in the Group will be able to continue as a going concern while maximising the return to shareholders through the optimisation of the debt and equity balance.
The capital structure of the Group consists of net cash (cash and cash equivalents offset by borrowings as detailed in note 20) and equity (as detailed in the consolidated statements of financial position).
In order to achieve this overall objective, the Group’s capital management, among other things, aims to ensure that it meets financial covenants attached to the borrowings that define capital structure requirements. Breaches in meeting the financial covenants would permit the bank to immediately call borrowings.
No changes were made in the objectives, policies or processes for managing capital during the years ended December 31, 2020 and 2019.